SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.                                      SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $34,437 and $218,968 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Group places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2009, 2010 and 2011.

There was nil and one single customer who has more than 10% of the consolidated accounts receivable balance as of December 31, 2010 and 2011, respectively.